COMBINED FINANCIAL INFORMATION - Income Statement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	$ 273,678	$ 247,483
General and administrative expenses	31,419	29,404
Interest expense and other financing costs	29,941	22,413
Other costs and expenses, net	30,965	16,964
Fair value gains on investment properties, net	(245,442)	(354,707)
Fair value (gains) losses on financial instruments	(1,192)	562
Acquisition transaction costs		7,968
Loss on sale of investment properties	3,045	6,871
Income before income taxes	424,942	518,008
Income tax expense	42,667	52,651
Net income	382,275	465,357
Less net income attributable to non-controlling interests	196	201
Net income attributable to stapled unitholders	382,079	465,156
Granite REIT
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	273,678	247,483
General and administrative expenses	31,419	29,404
Interest expense and other financing costs	29,941	22,413
Other costs and expenses, net	30,965	16,964
Fair value gains on investment properties, net	(245,442)	(354,707)
Fair value (gains) losses on financial instruments	(1,192)	562
Acquisition transaction costs		7,968
Loss on sale of investment properties	3,045	6,871
Income before income taxes	424,942	518,008
Income tax expense	42,667	52,651
Net income	382,275	465,357
Less net income attributable to non-controlling interests	200	206
Net income attributable to stapled unitholders	382,075	465,151
Granite GP
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	(4)	(5)
Income before income taxes	4	5
Net income	4	5
Net income attributable to stapled unitholders	4	5
Eliminations/Adjustments
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	4	5
Income before income taxes	(4)	(5)
Net income	(4)	(5)
Less net income attributable to non-controlling interests	$ (4)	$ (5)